Effects of Regulation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Regulated Generating Unit to be Retired
Net Investment		$ 73,339.1	$ 68,304.1
Materials and Supplies		915.1	701.8
Annual Depreciation		3,072.8	2,717.1	$ 2,487.5
Regulatory Assets
Current Regulatory Assets		1,310.0	656.0
Noncurrent Regulatory Assets		4,762.0	4,618.8
Regulatory Liabilities
Current Regulatory Liabilities		1.4	1.5
Noncurrent Regulatory Liabilities		8,115.6	8,834.4
Effects of Regulation Textuals [Abstract]
Revisions in Cash Flow Estimates	[1],[2],[3],[4],[5],[6],[7]	100.3	138.6
Secured Debt		487.8	603.5
Accumulated Depreciation and Amortization		23,682.3	21,920.9
Asset Impairments and Other Related Charges		48.8	11.6	0.0
AEP Texas Inc. [Member]
Regulated Generating Unit to be Retired
Net Investment		11,681.6	10,635.4
Materials and Supplies		138.8	73.9
Annual Depreciation		363.5	327.2	364.2
Regulatory Assets
Noncurrent Regulatory Assets		298.3	275.2
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,259.6	1,242.0
Effects of Regulation Textuals [Abstract]
Revisions in Cash Flow Estimates	[2],[3],[7]	0.0	0.0
Secured Debt		314.4	404.7
Accumulated Depreciation and Amortization		1,760.7	1,644.1
AEP Transmission Co [Member]
Regulated Generating Unit to be Retired
Net Investment		13,339.9	12,101.0
Materials and Supplies		10.7	9.3
Annual Depreciation		346.2	297.3	249.0
Regulatory Assets
Noncurrent Regulatory Assets		7.2	8.5
Regulatory Liabilities
Noncurrent Regulatory Liabilities		723.3	651.7
Effects of Regulation Textuals [Abstract]
Accumulated Depreciation and Amortization		1,027.0	784.1
Appalachian Power Co [Member]
Regulated Generating Unit to be Retired
Net Investment		12,379.2	11,804.3
Materials and Supplies		130.6	109.8
Annual Depreciation		576.1	547.0	507.8
Regulatory Assets
Current Regulatory Assets		473.1	201.3
Noncurrent Regulatory Assets		1,058.6	757.6
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,143.6	1,238.8
Effects of Regulation Textuals [Abstract]
Revisions in Cash Flow Estimates	[2],[3],[7]	17.0	84.7
Secured Debt		173.3	198.8
Accumulated Depreciation and Amortization		5,402.0	5,051.8
Asset Impairments and Other Related Charges		24.9	0.0	0.0
Indiana Michigan Power Co [Member]
Regulated Generating Unit to be Retired
Net Investment		7,411.5	7,310.9
Materials and Supplies		188.1	175.2
Annual Depreciation		511.9	424.9	393.3
Regulatory Assets
Current Regulatory Assets		47.1	6.4
Noncurrent Regulatory Assets		459.6	410.9
Regulatory Liabilities
Current Regulatory Liabilities		0.0	1.5
Noncurrent Regulatory Liabilities		1,702.2	2,447.9
Effects of Regulation Textuals [Abstract]
Revisions in Cash Flow Estimates	[2],[3],[4],[7]	7.7	59.4
Accumulated Depreciation and Amortization		4,132.8	3,899.8
Ohio Power Co [Member]
Regulated Generating Unit to be Retired
Net Investment		8,609.3	7,963.0
Materials and Supplies		109.5	74.1
Annual Depreciation		293.1	301.1	275.0
Regulatory Assets
Current Regulatory Assets		3.8	0.0
Noncurrent Regulatory Assets		327.3	293.0
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,044.0	1,020.9
Effects of Regulation Textuals [Abstract]
Revisions in Cash Flow Estimates	[2],[7]	0.0	0.0
Accumulated Depreciation and Amortization		2,565.3	2,458.3
Public Service Co Of Oklahoma [Member]
Regulated Generating Unit to be Retired
Net Investment		5,626.5	4,802.8
Materials and Supplies		111.1	56.2
Annual Depreciation		226.2	185.9	171.9
Regulatory Assets
Current Regulatory Assets		178.7	194.6
Noncurrent Regulatory Assets		653.7	1,037.4
Regulatory Liabilities
Noncurrent Regulatory Liabilities		809.1	835.3
Effects of Regulation Textuals [Abstract]
Revisions in Cash Flow Estimates	[2],[3],[6],[7]	1.9	0.0
Accumulated Depreciation and Amortization		1,837.7	1,705.2
Southwestern Electric Power Co [Member]
Regulated Generating Unit to be Retired
Net Investment		8,262.2	7,400.1
Materials and Supplies		92.1	81.9
Annual Depreciation		319.3	292.9	271.2
Regulatory Assets
Current Regulatory Assets		353.0	143.9
Noncurrent Regulatory Assets		1,042.4	1,005.3
Regulatory Liabilities
Current Regulatory Liabilities		1.4	0.0
Noncurrent Regulatory Liabilities		825.7	806.9
Effects of Regulation Textuals [Abstract]
Revisions in Cash Flow Estimates	[1],[2],[3],[6],[7]	56.7	2.5
Accumulated Depreciation and Amortization		3,527.3	3,170.3
Asset Impairments and Other Related Charges		0.0	11.6	$ 0.0
Net Under-Recovered Fuel Costs		257.0
Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		7,961.8	8,569.9
Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,244.8	1,229.0
Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,113.1	1,234.3
Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,789.9	2,447.9
Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,043.8	1,020.7
Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		757.8	779.1
Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		818.7	806.9
Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		153.8	264.5
Regulatory Liabilities Pending Final Regulatory Determination [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		14.8	13.0
Regulatory Liabilities Pending Final Regulatory Determination [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		8.7	8.7
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		30.5	4.5
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		(87.7)	0.0
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.2	0.2
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		51.3	56.2
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		7.0	0.0
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		5,983.4	6,057.2
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,202.7	1,194.8
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		714.6	643.0
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,005.1	1,136.5
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		365.5	384.2
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		918.4	948.2
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		696.4	724.0
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		811.0	793.9
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		149.7	262.2
Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		13.0	13.0
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,978.4	2,512.7
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		42.1	34.2
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		108.0	97.8
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,424.4	2,063.7
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		125.4	72.5
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		61.4	55.1
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		7.7	13.0
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		4.1	2.3
Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1.8	0.0
Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		882.1	1,090.9
Regulatory Assets Pending Final Regulatory Approval [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		67.0	41.2
Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		144.5	105.1
Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		23.7	3.7
Regulatory Assets Pending Final Regulatory Approval [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		33.8	3.8
Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		510.2	817.9
Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		3,879.9	3,527.9
Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		231.3	234.0
Regulatory Assets Approved for Recovery [Member] | AEP Transmission Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		7.2	8.5
Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		914.1	652.5
Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		435.9	407.2
Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		293.5	289.2
Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		628.1	1,023.2
Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		532.2	187.4
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		355.6	695.6
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		17.6	0.0
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		7.0	6.8
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.1	0.1
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		330.9	641.2
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1,858.6	1,841.8
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		17.5	35.4
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		299.3	110.4
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		270.6	303.3
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		34.9	56.9
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		552.8	981.5
Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		321.8	29.9
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		526.5	395.3
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		49.4	41.2
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		137.5	98.3
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		23.6	3.6
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		25.6	14.2
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		179.3	176.7
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		2,021.3	1,686.1
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		213.8	198.6
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		614.8	542.1
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		165.3	103.9
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		258.6	232.3
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		75.3	41.7
Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		210.4	157.5
Northeastern Plant, Unit 3 [Member] | Generating Units Probable of Abandonment [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Unit to be Retired
Net Investment		136.3
Accelerated Depreciation Regulatory Asset		145.8
Cost of Removal Regulatory Liability	[8]	$ 20.2
Expected Retirement Date	[9]	2026
Annual Depreciation	[10]	$ 14.9
Dolet Hills Power Station [Member] | Southwestern Electric Power Co [Member]
Effects of Regulation Textuals [Abstract]
Recommended Dolet Hills Fuel Disallowance		72.0
Pirkey Power Plant [Member] | Generating Units Probable of Abandonment [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Unit to be Retired
Net Investment		35.1
Accelerated Depreciation Regulatory Asset		179.5
Cost of Removal Regulatory Liability		$ 39.8
Expected Retirement Date	[11]	2023
Annual Depreciation	[10]	$ 11.7
Welsh Plant, Units 1 and 3 [Member] | Generating Units Probable of Abandonment [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Unit to be Retired
Net Investment		416.8
Accelerated Depreciation Regulatory Asset		85.6
Cost of Removal Regulatory Liability	[12]	$ 58.3
Expected Retirement Date	[13]	2028
Annual Depreciation	[10]	$ 37.9
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 1.4	0.0
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities	[14]	$ 1.4	0.0
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member]
Regulatory Liabilities
Current Regulatory Liabilities		0.0	1.5
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Indiana Michigan Power Co [Member] | Indiana
Regulatory Liabilities
Current Regulatory Liabilities		0.0	1.5
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 32.2	15.2
Remaining Refund Period		10 years
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning Return [Member]
Regulatory Assets
Current Regulatory Assets		$ 625.7	409.4
Remaining Recovery Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Appalachian Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 180.7	127.2
Remaining Recovery Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Indiana Michigan Power Co [Member] | Michigan
Regulatory Assets
Current Regulatory Assets		$ 9.0	6.4
Remaining Recovery Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Current Regulatory Assets		$ 178.7	194.6
Remaining Recovery Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Current Regulatory Assets	[15]	$ 257.2	81.2
Remaining Recovery Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning Return [Member]
Regulatory Assets
Current Regulatory Assets		$ 588.5	183.9
Remaining Recovery Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Appalachian Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 292.4	74.1
Remaining Recovery Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Indiana Michigan Power Co [Member] | Indiana
Regulatory Assets
Current Regulatory Assets		$ 38.1	0.0
Remaining Recovery Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Ohio Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 3.8	0.0
Remaining Recovery Period		1 year
Dolet Hills Power Station Accelerated Depreciation [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[16]	$ 9.7	72.3
Dolet Hills Power Station Accelerated Depreciation [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[17]	9.7	72.3
Kentucky Deferred Purchase Power Expenses [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	47.5
Kentucky Deferred Purchase Power Expenses [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 53.0	0.0
Remaining Recovery Period		5 years
Plant Retirement Costs - Unrecovered Plant, Louisiana [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	35.2
Plant Retirement Costs - Unrecovered Plant, Louisiana [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	35.2
Pirkey Power Plant Accelerated Depreciation [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		116.5	87.0
Pirkey Power Plant Accelerated Depreciation [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		116.5	87.0
Pirkey Power Plant Accelerated Depreciation [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Louisiana Jurisdiction [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 63.0	0.0
Remaining Recovery Period		10 years
Pirkey Power Plant Accelerated Depreciation [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member] | Louisiana Jurisdiction [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 63.0	0.0
Remaining Recovery Period		10 years
Welsh Plant, Units 1 and 3 Accelerated Depreciation [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 85.6	45.9
Welsh Plant, Units 1 and 3 Accelerated Depreciation [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		85.6	45.9
COVID-19 - Virginia [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		7.0	6.8
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		27.2	9.3
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.1	0.1
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		2.5	2.4
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		55.6	56.0
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		13.4	9.5
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1.1	3.6
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		2.0	3.6
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.1	0.3
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		16.0	18.4
Storm Related Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 8.4	17.4
Remaining Recovery Period		2 years
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 407.1	298.3
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		26.7	22.4
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		72.6	53.7
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		21.6	0.0
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		33.8	3.8
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		25.5	13.9
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		151.5	148.0
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 11.9	25.4
Remaining Recovery Period		2 years
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 8.5	12.8
Remaining Recovery Period		2 years
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 3.4	12.6
Remaining Recovery Period		2 years
Plant Retirement Costs - Asset Retirement Obligation Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 110.6	110.2
Remaining Recovery Period		20 years
Plant Retirement Costs - Asset Retirement Obligation Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 25.9	25.9
Plant Retirement Costs - Asset Retirement Obligation Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		25.9	25.9
Plant Retirement Costs - Asset Retirement Obligation Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 308.5	297.9
Remaining Recovery Period		20 years
Plant Retirement Costs - Asset Retirement Obligation Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 303.1	293.1
Remaining Recovery Period		15 years
Vegetation Management Program [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 5.2	5.2
Vegetation Management Program [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 12.1	17.4
Remaining Recovery Period		3 years
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[18]	$ 689.9	715.4
Remaining Recovery Period		24 years
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 75.6	110.0
Remaining Recovery Period		21 years
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 147.0	170.8
Remaining Recovery Period		6 years
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[19]	$ 240.6	227.6
Remaining Recovery Period		24 years
Plant Retirement Costs - Unrecovered Plant, Arkansas [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 13.1	13.7
Remaining Recovery Period		20 years
Plant Retirement Costs - Unrecovered Plant, Arkansas [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 21.1	0.0
Remaining Recovery Period		5 years
Plant Retirement Costs - Unrecovered Plant, Arkansas [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 21.1	0.0
Remaining Recovery Period		5 years
Plant Retirement Costs - Unrecovered Plant, Texas [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 51.7	51.9
Remaining Recovery Period		24 years
Plant Retirement Costs - Unrecovered Plant, Texas [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 51.7	51.9
Remaining Recovery Period		24 years
Meter Replacement Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 34.2	44.9
Remaining Recovery Period		5 years
Meter Replacement Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 16.1	22.7
Remaining Recovery Period		4 years
Meter Replacement Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 18.1	22.2
Remaining Recovery Period		5 years
Ohio Distribution Decoupling [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 19.5	41.6
Remaining Recovery Period		2 years
Ohio Distribution Decoupling [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 19.5	41.6
Remaining Recovery Period		2 years
Ohio Basic Transmission Cost Rider [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 14.3	5.2
Remaining Recovery Period		2 years
Environmental Controls Projects [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 33.9	36.2
Remaining Recovery Period		18 years
Environmental Controls Projects [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 23.9	25.2
Remaining Recovery Period		18 years
Environmental Controls Projects [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 10.0	11.0
Remaining Recovery Period		10 years
Rockport Plant Dry Sorbent Injection System and Selective Catalytic Reduction [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 56.6	66.6
Remaining Recovery Period		6 years
Rockport Plant Dry Sorbent Injection System and Selective Catalytic Reduction [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 56.6	66.6
Remaining Recovery Period		6 years
Cook Plant Uprate Project [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 25.3	27.7
Remaining Recovery Period		11 years
Cook Plant Uprate Project [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 25.3	27.7
Remaining Recovery Period		11 years
Advanced Metering System [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	10.6
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		102.9	119.9
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1.4	2.1
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.4	0.4
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		11.9	6.0
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		9.1	9.8
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		6.8	5.2
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		118.3	119.2
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		4.3	4.3
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		16.0	14.2
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		22.9	18.2
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		11.0	14.4
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		20.1	18.8
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		32.5	18.8
Vegetation Management [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 25.8	29.3
Remaining Recovery Period		3 years
Asset Retirement Obligation - Louisiana [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 11.8	10.3
Deferred Cook Plant Life Cycle Management Project Costs [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 12.1	13.1
Remaining Recovery Period		12 years
Cook Plant Study Costs - Indiana [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 8.7	9.4
Remaining Recovery Period		13 years
Cook Plant Turbine [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 9.0	9.7
Remaining Recovery Period		16 years
Pension Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 0.0	27.6
Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 975.4	689.3
Remaining Recovery Period		12 years
Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 173.2	119.0
Remaining Recovery Period		12 years
Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 108.3	62.7
Remaining Recovery Period		12 years
Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 26.9	0.0
Remaining Recovery Period		12 years
Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 142.7	83.3
Remaining Recovery Period		12 years
Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 55.2	22.9
Remaining Recovery Period		12 years
Pension Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 96.2	73.8
Remaining Recovery Period		12 years
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 104.1	111.6
Remaining Recovery Period		26 years
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 74.4	78.2
Remaining Recovery Period		23 years
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 12.9	14.2
Remaining Recovery Period		26 years
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 11.9	14.5
Remaining Recovery Period		2 years
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 15.8	17.8
Remaining Recovery Period		4 years
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 40.1	100.8
Remaining Recovery Period		10 years
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 40.0	92.1
Remaining Recovery Period		10 years
Virginia Transmission Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 18.7	37.2
Remaining Recovery Period		2 years
Virginia Transmission Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 18.7	37.2
Remaining Recovery Period		2 years
Vegetation Management Program - West Virginia [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 13.7	11.9
Remaining Recovery Period		2 years
Cook Nuclear Plant Refueling Outage Levelization [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 81.2	32.0
Remaining Recovery Period		3 years
Cook Nuclear Plant Refueling Outage Levelization [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 81.2	32.0
Remaining Recovery Period		3 years
PJM/SPP Annual Formula Rate True Up [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 21.8	18.0
Remaining Recovery Period		2 years
PJM/SPP Annual Formula Rate True Up [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Transmission Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 7.2	8.5
Remaining Recovery Period		2 years
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 32.1	32.5
Remaining Recovery Period		3 years
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 13.7	13.3
Remaining Recovery Period		3 years
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 7.7	9.0
Remaining Recovery Period		3 years
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 6.2	6.2
Remaining Recovery Period		3 years
OVEC Purchased Power [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 47.1	14.8
Remaining Refund Period		2 years
OVEC Purchased Power [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 47.1	14.8
Remaining Refund Period		2 years
Fuel and Purchased Power Adjustment Rider [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 76.3	40.8
Remaining Recovery Period		2 years
PJM Costs and Off-system Sales Margin Sharing - Indiana [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 34.2	0.0
Remaining Refund Period		2 years
PJM Costs and Off-system Sales Margin Sharing - Indiana [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 34.2	0.0
Remaining Refund Period		2 years
PJM Costs and Off-system Sales Margin Sharing - Indiana [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	15.1
Other Regulatory Liabilities Pending Final Regulatory Determination [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		4.1	2.3
Other Regulatory Liabilities Pending Final Regulatory Determination [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1.8	0.0
Other Regulatory Liabilities Pending Final Regulatory Determination [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.2	0.2
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 277.0	468.0
Remaining Refund Period		6 years
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 16.0	26.0
Remaining Refund Period		6 years
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 19.0	84.0
Remaining Refund Period		6 years
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 42.0	90.0
Remaining Refund Period		6 years
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 162.0	191.0
Remaining Refund Period		6 years
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 21.0	46.0
Remaining Refund Period		2 years
Excess ADIT that is Not Subject to Rate Normalization Requirements [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 7.0	7.0
Remaining Refund Period		1 year
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[20]	$ 3,392.4	3,229.9
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[21]	766.8	744.7
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[22]	358.8	271.4
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[23]	713.5	703.3
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[24]	170.7	179.7
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[25]	466.5	467.6
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[26]	316.3	300.2
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[27]	481.2	461.3
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 0.3	0.3
Remaining Refund Period		31 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 237.3	248.5
Remaining Refund Period		34 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 17.4	22.4
Remaining Refund Period		28 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 48.2	50.8
Remaining Refund Period		22 years
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 9.5	16.2
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		4.3	4.8
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		3.0	7.0
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		2.2	2.4
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		86.9	62.6
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		12.7	7.9
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		11.0	6.6
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		8.5	13.9
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		7.8	0.4
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		13.2	4.3
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		7.7	13.0
Excess Nuclear Decommissioning Funding [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[28]	1,318.5	1,939.7
Excess Nuclear Decommissioning Funding [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[29]	1,318.5	1,939.7
PJM Transmission Enhancement Refund [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 34.1	45.5
Remaining Refund Period		3 years
PJM Transmission Enhancement Refund [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 9.8	13.0
Remaining Refund Period		3 years
PJM Transmission Enhancement Refund [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 14.7	19.6
Remaining Refund Period		3 years
Transition and Restoration Charges [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 29.4	26.3
Remaining Refund Period		7 years
Transition and Restoration Charges [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 29.4	26.3
Remaining Refund Period		7 years
2017-2019 Virginia Triennial Revenue Provision [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 39.1	41.6
Remaining Refund Period		26 years
2017-2019 Virginia Triennial Revenue Provision [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 39.1	41.6
Remaining Refund Period		26 years
2017-2019 Virginia Triennial Revenue Provision [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 30.1	0.0
Remaining Recovery Period		2 years
2017-2019 Virginia Triennial Revenue Provision [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 30.1	0.0
Remaining Recovery Period		2 years
Spent Nuclear Fuel [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[28]	$ 45.8	49.5
Spent Nuclear Fuel [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[29]	45.8	49.5
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 28.6	28.6
Remaining Refund Period		2 years
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 23.6	22.5
Remaining Refund Period		2 years
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 41.7	40.8
Remaining Recovery Period		4 years
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 10.3	2.8
Remaining Recovery Period		2 years
Ohio Enhanced Service Reliability Plan [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 33.3	9.5
Remaining Recovery Period		2 years
Ohio Enhanced Service Reliability Plan [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 33.3	9.5
Remaining Recovery Period		2 years
Smart Grid Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 25.4	19.3
Remaining Recovery Period		2 years
Smart Grid Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 25.4	19.3
Remaining Recovery Period		2 years
Dolet Hills Generating Station and Related Fuel Operations | Southwestern Electric Power Co [Member]
Effects of Regulation Textuals [Abstract]
Share of Net Investment in Dolet Hills Power Station		$ 112.0
Amount of Dolet Hills Fuel Costs Approved to Recover		20.0
Approved Deferral of Dolet Hills Fuel Costs		32.0
Pirkey Power Plant and Related Fuel Operations | Southwestern Electric Power Co [Member]
Effects of Regulation Textuals [Abstract]
Share of Net Investment in Pirkey Power Plant		215.0
Pirkey Power Plant and Sabine Unbilled Fixed Costs		43.0
Dolet Hills Power Station [Member] | Southwestern Electric Power Co [Member] | TEXAS
Effects of Regulation Textuals [Abstract]
Asset Impairments and Other Related Charges		12.0
Dolet Hills Power Station [Member] | Southwestern Electric Power Co [Member] | Arkansas
Effects of Regulation Textuals [Abstract]
Asset Impairments and Other Related Charges		2.0
Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 45.2	40.4
Remaining Refund Period		2 years
Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 34.5	28.2
Remaining Refund Period		2 years
Welsh Plant Unit 2 | Southwestern Electric Power Co [Member]
Effects of Regulation Textuals [Abstract]
Impairment Charge Welsh Plant, Unit 2		$ 7.0
February 2021 Severe Storm Fuel Costs
Effects of Regulation Textuals [Abstract]
Proceeds For Securitzation Bonds		687.0
February 2021 Severe Storm Fuel Costs | Regulatory Assets Currently Earning Return [Member]
Regulatory Assets
Current Regulatory Assets	[30]	$ 95.8	62.7
Remaining Recovery Period		1 year
February 2021 Severe Storm Fuel Costs | Regulatory Assets Currently Earning Return [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Current Regulatory Assets	[31]	$ 95.8	62.7
Remaining Recovery Period		1 year
February 2021 Severe Storm Fuel Costs | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 84.6	367.5
February 2021 Severe Storm Fuel Costs | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[31]	84.6	367.5
February 2021 Severe Storm Fuel Costs | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[32]	$ 148.6	679.3
Remaining Recovery Period		5 years
February 2021 Severe Storm Fuel Costs | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[33]	$ 0.0	679.3
February 2021 Severe Storm Fuel Costs | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[31]	$ 148.6	0.0
Remaining Recovery Period		5 years
Dolet Hills Power Station Fuel Costs - Louisiana | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 32.0	30.9
Dolet Hills Power Station Fuel Costs - Louisiana | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		32.0	30.9
Texas Transmission Cost Recovery Factor | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 3.8	30.6
Remaining Recovery Period		2 years
Texas Transmission Cost Recovery Factor | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 3.8	30.6
Remaining Recovery Period		2 years
Texas Retail Electric Provider Bad Debt Expense | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 4.1	4.1
Environmental Compliance Costs | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 4.3	13.7
Remaining Recovery Period		2 years
Environmental Cost Rider - Indiana | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 0.0	10.6
Ohio Economic Development Rider | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1.1	10.1
Remaining Recovery Period		2 years
PJM Load Service Entity Formula Rate True-Up | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	7.5
Dolet Hills Power Station Fuel Costs - Arkansas | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 8.9	13.0
Remaining Recovery Period		4 years
2020-2022 Virginia Triennial Revenue Provision [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 37.9	15.1
2020-2022 Virginia Triennial Revenue Provision [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		37.9	15.1
Long-term Under-recovered Fuel Costs - Oklahoma [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 252.7	0.0
Remaining Recovery Period		2 years
Long-term Under-recovered Fuel Costs - Oklahoma [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 252.7	0.0
Remaining Recovery Period		2 years
Long-term Under-recovered Fuel Costs - Virginia [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 223.3	0.0
Remaining Recovery Period		2 years
Long-term Under-recovered Fuel Costs - Virginia [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 223.3	0.0
Remaining Recovery Period		2 years
Plant Retirement Costs - Unrecovered Plant, Dolet Hills Power Station [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Louisiana Jurisdiction [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 45.1	0.0
Remaining Recovery Period		10 years
Plant Retirement Costs - Unrecovered Plant, Dolet Hills Power Station [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member] | Louisiana Jurisdiction [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 45.1	0.0
Remaining Recovery Period		10 years
Income Taxes, Net [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[34],[35]	$ 2,504.5	2,792.0
Income Taxes, Net [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[36],[37]	431.6	445.3
Income Taxes, Net [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[38],[39]	355.8	371.6
Income Taxes, Net [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[40],[41]	291.3	432.9
Income Taxes, Net [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[42],[43]	168.6	182.6
Income Taxes, Net [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[44],[45]	451.9	480.6
Income Taxes, Net [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[46],[47]	380.1	423.8
Income Taxes, Net [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[48],[49]	327.6	330.2
Income Taxes, Net [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[34]	149.7	262.2
Income Taxes, Net [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | AEP Texas Inc. [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[36]	13.0	13.0
Income Taxes, Net [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | AEP Transmission Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[38]	8.7	8.7
Income Taxes, Net [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[40]	30.5	4.5
Income Taxes, Net [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[42],[50]	(87.7)	0.0
Income Taxes, Net [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[46]	51.3	56.2
Income Taxes, Net [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[48]	7.0	0.0
Rockport Plant, Unit 2 Accelerated Depreciation for Leasehold Improvements [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 53.8	4.2
Remaining Refund Period		6 years
Renewable Energy Surcharge - Michigan [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 23.2	14.9
Remaining Refund Period		2 years
Renewable Energy Surcharge - Michigan [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 23.2	14.9
Remaining Refund Period		2 years
Over-recovered Fuel Costs - Ohio [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 32.2	15.2
Remaining Refund Period		10 years
Texas Mobile Generation Lease Payments [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | AEP Texas Inc. [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 17.6	0.0
Virginia Clean Economy Act [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 16.7	0.0
Remaining Recovery Period		2 years
Over-recovered Deferred Wind Costs - Virginia [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 13.6	8.4
Remaining Refund Period		2 years
Plant Retirement Costs - Unrecovered Plant, Welsh Plant, Unit 2 [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member] | Louisiana Jurisdiction [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 35.2	$ 0.0
Remaining Recovery Period		10 years
February 2021 Severe Storm Fuel Costs | Public Service Co Of Oklahoma [Member]
Effects of Regulation Textuals [Abstract]
Proceeds For Securitzation Bonds		$ 687.0
February 2021 Severe Storm Fuel Costs | Southwestern Electric Power Co [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		329.0
February 2021 Severe Storm Fuel Costs | Southwestern Electric Power Co [Member] | Arkansas | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		75.0
February 2021 Severe Storm Fuel Costs | Southwestern Electric Power Co [Member] | Louisiana Jurisdiction [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 122.0

[1]	Includes ARO related to Sabine and DHLC.
[2]	Includes ARO related to asbestos removal.
[3]	Includes ARO related to ash disposal facilities.
[4]	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $2 billion and $1.93 billion as of December 31, 2022 and 2021, respectively.
[5]	Includes ARO related to solar farms.
[6]	Includes ARO related to wind farms.
[7]	Unless discussed above, primarily related to ash ponds, landfills and mine reclamation, generally due to changes in estimated closure area, volumes and/or unit costs.
[8]	Includes Northeastern Plant, Unit 4, which was retired in 2016. Removal of Northeastern Plant, Unit 4, will be performed with Northeastern Plant, Unit 3, after retirement.
[9]	Northeastern Plant, Unit 3 is currently being recovered through 2040.
[10]	Represents the amount of annual depreciation that has been collected from customers over the prior 12-month period.
[11]	Pirkey Plant is currently being recovered through 2032 in the Louisiana jurisdiction and through 2045 in the Arkansas and Texas jurisdictions.
[12]	Includes Welsh Plant, Unit 2, which was retired in 2016. Removal of Welsh Plant, Unit 2, will be performed with Welsh Plant, Units 1 and 3, after retirement.
[13]	Unit 1 is being recovered through 2027 in the Louisiana jurisdiction and through 2037 in the Arkansas and Texas jurisdictions. Unit 3 is being recovered through 2032 in the Louisiana jurisdiction and through 2042 in the Arkansas and Texas jurisdictions.
[14]	2022 amount includes Louisiana jurisdiction.
[15]	2022 amount includes Arkansas and Texas jurisdictions. 2021 amount includes Arkansas, Louisiana and Texas jurisdictions.
[16]	2022 amount includes the FERC jurisdiction. 2021 amounts include Arkansas, Louisiana and FERC jurisdictions.
[17]	2022 amount includes the FERC jurisdiction. 2021 amounts include Arkansas, Louisiana and FERC jurisdictions.
[18]	Northeastern Plant, Unit 3 is approved for recovery through 2040, but expected to retire in 2026. PSO records a regulatory asset for accelerated depreciation. See “Regulated Generating Units to be Retired” section above for additional information.
[19]	Northeastern Plant, Unit 3 is approved for recovery through 2040, but expected to retire in 2026. PSO records a regulatory asset for accelerated depreciation. See “Regulated Generating Units to be Retired” section above for additional information.
[20]	Relieved as removal costs are incurred.
[21]	Relieved as removal costs are incurred.
[22]	Relieved as removal costs are incurred.
[23]	Relieved as removal costs are incurred.
[24]	Relieved as removal costs are incurred.
[25]	Relieved as removal costs are incurred.
[26]	Relieved as removal costs are incurred.
[27]	Relieved as removal costs are incurred.
[28]	Relieved when plant is decommissioned.
[29]	Relieved when plant is decommissioned.
[30]	In 2022, Unrecovered Winter Storm Costs in the Arkansas and Texas jurisdictions were approved for recovery by the APSC and PUCT. As of December 31, 2022, Unrecovered Winter Storm Fuel Costs in the Louisiana jurisdiction are pending final regulatory approval with the LPSC. The current asset balance represents amounts expected to be recovered in the Arkansas, Louisiana and Texas jurisdiction over the next 12 months. See “February 2021 Severe Winter Weather Impacts in SPP” section of SWEPCo Rate Matters in Note 4 for additional information.
[31]	In 2022, Unrecovered Winter Storm Costs in the Arkansas and Texas jurisdictions were approved for recovery by the APSC and PUCT. As of December 31, 2022, Unrecovered Winter Storm Fuel Costs in the Louisiana jurisdiction are pending final regulatory approval with the LPSC. The current asset balance represents amounts expected to be recovered in the Arkansas, Louisiana and Texas jurisdiction over the next 12 months. See “February 2021 Severe Winter Weather Impacts in SPP” section of SWEPCo Rate Matters in Note 4 for additional information.
[32]	In February 2022, the OCC approved PSO’s securitization of the Unrecovered Winter Storm Fuel Costs. In September 2022, PSO received proceeds of $687 million from the ODFA which issued ratepayer-backed securitization bonds for the purpose of reimbursing PSO for extraordinary fuel costs and purchases of electricity incurred during the February 2021 severe winter weather event, which were previously recorded as Regulatory Assets on PSO’s balance sheet. See “February 2021 Severe Winter Weather Impacts in SPP” section of PSO Rate Matters in Note 4 for additional information.
[33]	In February 2022, the OCC approved PSO’s securitization of the Unrecovered Winter Storm Fuel Costs. In September 2022, PSO received proceeds of $687 million from the ODFA which issued ratepayer-backed securitization bonds for the purpose of reimbursing PSO for extraordinary fuel costs and purchases of electricity incurred during the February 2021 severe winter weather event, which were previously recorded as Regulatory Assets on PSO’s balance sheet. See “February 2021 Severe Winter Weather Impacts in SPP” section of PSO Rate Matters in Note 4 for additional information.
[34]	Predominately pays a return due to the inclusion of Excess ADIT in rate base.
[35]	Refunded over the period for which the related deferred income tax reverse, which is generally based on the expected life for the underlying assets. Excess ADIT Associated with Certain Depreciable Property is refunded over the remaining depreciable life of the underlying assets. Excess ADIT that is Not Subject to Rate Normalization Requirements were $277 million and $468 million for the years ended December 31, 2022 and 2021, respectively. The remaining balance of Excess ADIT that is Not Subject to Rate Normalization Requirements as of December 31, 2022 is to be refunded over 6 years.
[36]	Predominately pays a return due to the inclusion of Excess ADIT in rate base.
[37]	Refunded over the period for which the related deferred income tax reverse, which is generally based on the expected life for the underlying assets. Excess ADIT Associated with Certain Depreciable Property is refunded over the remaining depreciable life of the underlying assets.
[38]	Predominately pays a return due to the inclusion of Excess ADIT in rate base.
[39]	Refunded over the period for which the related deferred income tax reverse, which is generally based on the expected life for the underlying assets. Excess ADIT Associated with Certain Depreciable Property is refunded over the remaining depreciable life of the underlying assets. Excess ADIT that is Not Subject to Rate Normalization Requirements were $16 million and $26 million for the years ended December 31, 2022 and 2021, respectively. The remaining balance of Excess ADIT that is Not Subject to Rate Normalization Requirements as of December 31, 2022 is to be refunded over 6 years.
[40]	Predominately pays a return due to the inclusion of Excess ADIT in rate base.
[41]	Refunded over the period for which the related deferred income tax reverse, which is generally based on the expected life for the underlying assets. Excess ADIT Associated with Certain Depreciable Property is refunded over the remaining depreciable life of the underlying assets. Excess ADIT that is Not Subject to Rate Normalization Requirements were $19 million and $84 million for the years ended December 31, 2022 and 2021, respectively. The remaining balance of Excess ADIT that is Not Subject to Rate Normalization Requirements as of December 31, 2022 is to be refunded over 6 years.
[42]	Predominately pays a return due to the inclusion of Excess ADIT in rate base.
[43]	Refunded over the period for which the related deferred income tax reverse, which is generally based on the expected life for the underlying assets. Excess ADIT Associated with Certain Depreciable Property is refunded over the remaining depreciable life of the underlying assets. Excess ADIT that is Not Subject to Rate Normalization Requirements were $42 million and $90 million for the years ended December 31, 2022 and 2021, respectively. The remaining balance of Excess ADIT that is Not Subject to Rate Normalization Requirements as of December 31, 2022 is to be refunded over 6 years.
[44]	Predominately pays a return due to the inclusion of Excess ADIT in rate base.
[45]	Refunded over the period for which the related deferred income tax reverse, which is generally based on the expected life for the underlying assets. Excess ADIT Associated with Certain Depreciable Property is refunded over the remaining depreciable life of the underlying assets. Excess ADIT that is Not Subject to Rate Normalization Requirements were $162 million and $191 million for the years ended December 31, 2022 and 2021, respectively. The remaining balance of Excess ADIT that is Not Subject to Rate Normalization Requirements as of December 31, 2022 is to be refunded over 6 years.
[46]	Predominately pays a return due to the inclusion of Excess ADIT in rate base.
[47]	Refunded over the period for which the related deferred income tax reverse, which is generally based on the expected life for the underlying assets. Excess ADIT Associated with Certain Depreciable Property is refunded over the remaining depreciable life of the underlying assets. Excess ADIT that is Not Subject to Rate Normalization Requirements were $21 million and $46 million for the years ended December 31, 2022 and 2021, respectively. The remaining balance of Excess ADIT that is Not Subject to Rate Normalization Requirements as of December 31, 2022 is to be refunded over 2 years.
[48]	Predominately pays a return due to the inclusion of Excess ADIT in rate base.
[49]	Refunded over the period for which the related deferred income tax reverse, which is generally based on the expected life for the underlying assets. Excess ADIT Associated with Certain Depreciable Property is refunded over the remaining depreciable life of the underlying assets. Excess ADIT that is Not Subject to Rate Normalization Requirements were $7 million and $7 million for the years ended December 31, 2022 and 2021, respectively. The remaining balance of Excess ADIT that is Not Subject to Rate Normalization Requirements as of December 31, 2022 is to be refunded over 1 year.
[50]	Represents an income tax related regulatory asset, which is presented within net regulatory liabilities on the balance sheet.